Commitments and Contingencies - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 05, 2024	Jul. 01, 2023	Mar. 31, 2023
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases expiry year		2025
Lease liability		$ 75,000
Operating lease right-of-use assets	$ 20,000	$ 73,000	$ 202,000
Operating lease, weighted average discount rate		11.60%
Operating lease, weighted average remaining term		10 months 24 days
Rent expense		$ 200,000	$ 200,000
Pre-clinical Research Study Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligation	$ 0	$ 0
Manufacturing Agreement with SpectronRX
Recorded Unconditional Purchase Obligation [Line Items]
Initial commitment fee				$ 300,000
Charlottesville [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Lessee, operating lease, term of contract		12 months
Lessee, operating lease, existence of option to extend [true false]		true
Lessee, operating lease, option to extend	The Charlottesville Lease expires on	The Charlottesville Lease has a term of 12 months and the Company has the ability to renew for three additional one-year periods.
Lessee, operating lease, renewal term		1 year
Lease liability						$ 80,000
Operating lease discount rate					13.47%	12.76%
Operating lease right-of-use assets					$ 19,000
Operating leases, expiration date	Mar. 31, 2026